Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of summarizes options outstanding
	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding as of December 31, 2020	165,100	$10.90	$22.63
Forfeited	(750)	13.26	27.57
Outstanding as of June 30, 2021	164,350	$10.88	$24.08

Outstanding as of December 31, 2021	277,848	$12.99	$24.75
Granted	11,750	18.60	35.32
Forfeited	(9,800)	16.55	32.23
Cancelled	(500)	11.07	27.57
Outstanding as of June 30, 2022	279,298	$12.39	$26.29